Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	May 11, 2023	May 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000			4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	70,496,041	3,877,282,251	125,073,621	70,496,041	70,496,041
Common stock, shares outstanding	70,496,041	3,877,282,251	125,073,621	70,496,041	70,496,041